Annual Total Returns - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Administrative Shares
Prospectus [Line Items]
Annual Return [Percent]	4.04%	5.04%	4.84%	1.34%	0.01%	0.31%	1.93%	1.59%	0.61%	0.07%
Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.14%	5.14%	4.94%	1.42%	0.01%	0.36%	2.03%	1.69%	0.72%	0.17%
Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	3.88%	4.88%	4.68%	1.23%	0.01%	0.26%	1.77%	1.43%	0.47%	0.01%
Participant Shares
Prospectus [Line Items]
Annual Return [Percent]	3.73%	4.73%	4.53%	1.13%	0.01%	0.22%	1.62%	1.28%	0.32%	0.01%
Service Shares
Prospectus [Line Items]
Annual Return [Percent]	3.32%	4.31%	4.11%	0.89%	0.01%
Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.14%	5.14%	4.94%	1.42%	0.01%	0.36%	2.03%	1.69%	0.72%	0.17%
Wealth Shares
Prospectus [Line Items]
Annual Return [Percent]	3.87%	4.87%	4.67%	1.22%	0.01%